Income Tax And Social Contribution - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R$ 31,346	R$ 13,487	R$ 9,241
Tax Losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	R$ 13,102	R$ 6,066	R$ 4,912